UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21080

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE OPPORTUNITIES
                                         & INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Calamos Convertible Opportunities & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  933772560
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874784
    Meeting Type:  Annual
    Meeting Date:  15-May-2013
          Ticker:  AIG
            ISIN:  US0268747849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: ROBERT H. BENMOSCHE                 Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JOHN H. FITZPATRICK                 Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN                Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH                Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: GEORGE L. MILES, JR.                Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: HENRY S. MILLER                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: ROBERT S. MILLER                    Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: RONALD A. RITTENMEYER               Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: THERESA M. STONE                    Mgmt          For                            For

2.     TO APPROVE THE AMERICAN INTERNATIONAL                     Mgmt          For                            For
       GROUP, INC. 2013 OMNIBUS INCENTIVE PLAN.

3.     TO VOTE UPON A NON-BINDING SHAREHOLDER                    Mgmt          For                            For
       RESOLUTION TO APPROVE EXECUTIVE
       COMPENSATION.

4.     TO RECOMMEND, BY NON-BINDING VOTE, THE                    Mgmt          1 Year                         For
       FREQUENCY OF FUTURE EXECUTIVE COMPENSATION
       VOTES.

5.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       SELECTION OF PRICEWATERHOUSECOOPERS LLP AS
       AIG'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2013.

6.     TO ACT UPON A SHAREHOLDER PROPOSAL RELATING               Shr           Against                        For
       TO RESTRICTING SERVICE ON OTHER BOARDS BY
       DIRECTORS OF AIG.




--------------------------------------------------------------------------------------------------------------------------
 METLIFE, INC.                                                                               Agenda Number:  933758368
--------------------------------------------------------------------------------------------------------------------------
        Security:  59156R108
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2013
          Ticker:  MET
            ISIN:  US59156R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    ELECTION OF DIRECTOR: R. GLENN HUBBARD                    Mgmt          For                            For

1.2    ELECTION OF DIRECTOR: STEVEN A. KANDARIAN                 Mgmt          For                            For

1.3    ELECTION OF DIRECTOR: JOHN M. KEANE                       Mgmt          For                            For

1.4    ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.                Mgmt          For                            For

1.5    ELECTION OF DIRECTOR: JAMES M. KILTS                      Mgmt          For                            For

1.6    ELECTION OF DIRECTOR: CATHERINE R. KINNEY                 Mgmt          For                            For

1.7    ELECTION OF DIRECTOR: HUGH B. PRICE                       Mgmt          For                            For

1.8    ELECTION OF DIRECTOR: KENTON J. SICCHITANO                Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITOR FOR
       2013

3.     ADVISORY VOTE TO APPROVE THE COMPENSATION                 Mgmt          For                            For
       PAID TO THE COMPANY'S NAMED EXECUTIVE
       OFFICERS



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/30/2013